Non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2022
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets classified as held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale at 30 June 2022 and 31 December 2021 is as follows presented by nature:

	EUR million
	30-06-2022	31-12-2021
Tangible assets	3,835	4,089
Of which:
Foreclosed assets	3,472	3,651
Of which: Property assets in Spain	2,898	3,120
Other tangible assets held for sale	363	438
	3,835	4,089